Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Class A Common Stock [Member]	Class A Common Stock [Member] Old Glory Holding Co [Member]	Class B Common Stock [Member]		Class B Common Stock [Member] Old Glory Holding Co [Member]	Common Stock [Member]	Common Stock [Member] Old Glory Holding Co [Member]	Warrant [Member]	Warrant [Member] Old Glory Holding Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Old Glory Holding Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Old Glory Holding Co [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Old Glory Holding Co [Member]	Total	Old Glory Holding Co [Member]
Balance at Dec. 31, 2023		$ 2,000			$ 2,000		$ 28,103,000						$ (17,898,000)		$ 7,000		$ 10,216,000
Balance, shares at Dec. 31, 2023		19,138,599			19,937,000
Net income (loss)													(14,486,000)				(14,486,000)
Issuance of Reg A Class B shares							939,000										939,000
Issuance of Reg A Class B shares, shares					134,355
Other comprehensive income (loss)															(18,000)		(18,000)
Stock compensation expense							687,000										687,000
Exercise of warrant options							386,000										386,000
Exercise of warrant options, shares					386,000
Share adjustment							10,719,000		1,823,000								$ 12,542,000
Share adjustment, shares		2,090,324
Exercise of stock options, shares
Balance at Dec. 31, 2024		$ 2,000	$ 575	[1],[2]	$ 2,000		40,834,000		1,823,000	$ 24,425		$ (5,112)	(32,384,000)		(11,000)	$ 19,888	$ 10,266,000
Balance, shares at Dec. 31, 2024		21,228,923	5,750,000		20,457,355
Balance at Dec. 08, 2024				[2]
Balance, shares at Dec. 08, 2024
Net income (loss)				[2]								(5,112)				(5,112)
Issuance of Reg A Class B shares			$ 575	[2]						24,425						25,000
Issuance of Reg A Class B shares, shares			5,750,000
Balance at Dec. 31, 2024		$ 2,000	$ 575	[1],[2]	$ 2,000		40,834,000		1,823,000	24,425		(5,112)	(32,384,000)		(11,000)	19,888	10,266,000
Balance, shares at Dec. 31, 2024		21,228,923	5,750,000		20,457,355
Net income (loss)				[1]								(54,616)	(4,114,000)			(54,616)	(4,114,000)
Other comprehensive income (loss)															132,000		132,000
Stock compensation expense							$ 275,000										$ 275,000
Issuance of Reg D Class B shares							5,017,000										5,017,000
Issuance of Reg D Class B shares, shares					687,209
Balance at Mar. 31, 2025		$ 2,000	$ 575	[1]	$ 2,000		$ 46,126,000		$ 1,823,000	24,425		(59,728)	$ (36,498,000)		$ 121,000	(34,728)	$ 11,576,000
Balance, shares at Mar. 31, 2025		21,228,923	5,750,000		21,144,564
Balance at Dec. 31, 2024		$ 2,000	$ 575	[1],[2]	$ 2,000		40,834,000		1,823,000	24,425		(5,112)	(32,384,000)		(11,000)	19,888	10,266,000
Balance, shares at Dec. 31, 2024		21,228,923	5,750,000		20,457,355
Proceeds from sale of DAAQ Private Placement Warrants, less issuance costs				[2]						5,432,215						5,432,215
Proceeds from sale of DAAQ Public Warrants, less issuance costs				[2]						468,608						468,608
Accretion of Class A ordinary shares subject to possible redemption to redemption value				[2]						(5,925,248)		(10,081,244)				(16,006,492)
Net income (loss)				[2]								4,244,525	(14,842,000)			4,244,525	(14,842,000)
Issuance of Reg A Class B shares							7,780,000										7,780,000
Issuance of Reg A Class B shares, shares					1,111,414
Other comprehensive income (loss)															(540,000)		(540,000)
Stock compensation expense							1,099,000										1,099,000
Share adjustment							2,096,000		1,024,000								3,120,000
Share adjustment, shares		445,739
Exercise of stock options							10,000										$ 10,000
Exercise of stock options, shares					10,417												10,417
Issuance of restricted stock
Issuance of restricted stock, shares					8,000
Issuance of Reg D Class B shares							2,880,000										2,880,000
Issuance of Reg D Class B shares, shares					680,880
Balance at Dec. 31, 2025		$ 2,000	$ 575	[2]	$ 2,000		$ 54,700,000		$ 2,847,000			(5,841,831)	(47,226,000)		(551,000)	(5,841,256)	$ 9,774,000
Balance, shares at Dec. 31, 2025		21,674,662	5,750,000		22,268,066
Accretion of Class A ordinary shares subject to possible redemption to redemption value												(1,458,093)				(1,458,093)
Net income (loss)												1,038,689	(4,545,000)			1,038,689	(4,545,000)
Other comprehensive income (loss)															110,000		110,000
Stock compensation expense							883,000										883,000
Share adjustment
Share adjustment, shares		2,012
Issuance of restricted stock
Issuance of restricted stock, shares					150,000
Issuance of Reg D Class B shares							2,673,000										2,673,000
Issuance of Reg D Class B shares, shares					530,313
Balance at Mar. 31, 2026		$ 2,000	$ 575		$ 2,000		$ 58,256,000		$ 2,847,000			$ (6,261,235)	$ (51,771,000)		$ (441,000)	$ (6,260,660)	$ 8,895,000
Balance, shares at Mar. 31, 2026		21,676,674	5,750,000		22,948,379

[1]	As of January 1, 2025, the calculation included 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the closing of the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.
[2]	Upon the issuance of Class B Ordinary Shares and at January 1, 2025, included up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.